LOSS BEFORE TAX (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of loss profit before tax [Abstract]
Schedule of Loss Before Tax

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	2,058	1,639	1,391
Pension	26	24	24
Share based payments	1,601	1,707	986
Auditor’s remuneration
Audit fees	861	888	580
Tax fees	407	89	77
Depreciation (Note 11) [1]	830	1,405	1,821
Amortisation (Note 12)	945	889	899
Loss/(profit) on the disposal of property, plant and equipment	-	2	(1)
Net foreign exchange differences	336	(1,210)	(789)

[1] In 2023, no depreciation was capitalised to research and development projects (2022: US$Nil) (2021: US$38,000).